CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
Summary of Cash and cash equivalent balance

	At December 31	At December 31
(in thousands)	2023	2022

Cash	$2,650	$1,801
Cash in MLJV and MWJV	1,036	1,263
Cash equivalents	127,368	47,851
	$131,054	$50,915